Restatement of Previously Issued Financial Condensed Consolidated Statements of Changes in Stockholders Equity (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss	$ 145,601	$ (77,177)	$ (24,926,364)	$ (776,960)
Accumulated deficit, December 31, 2025			(27,338,110)
Balance	$ 10,482,380	$ (2,408,902)	10,317,180	$ (2,331,615)
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss			(24,817,342)
Accumulated deficit, December 31, 2025			(27,229,088)
Balance			10,426,202
Revision of Prior Period, Reclassification, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss			(109,022)
Accumulated deficit, December 31, 2025			(109,022)
Balance			$ (109,022)